Organization - Carrying Amounts of Assets and Liabilities of VIEs (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member] CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] CNY
Current assets:
Cash and cash equivalents	$ 89,915	544,318	$ 5,213	31,555	63,930	32,669	$ 4,597	27,831	16,392
Restricted cash	11,838	71,662		11,209			2,493	15,090	10,609
Accounts receivable	10,328	62,522		22,937			8,388	50,778	13,531
Accounts receivable due from employees				225					225
Amounts due from related parties				188,242					169,266
Amounts due from intergroup companies							17,373	105,169	7
Prepayments and other current assets	15,573	94,273		68,659			15,263	92,395	67,759
Deferred tax assets, current portion	2,646	16,016		6,994			2,525	15,287	6,498
Total current assets	150,302	909,876		329,821			50,639	306,550	284,287
Non-current assets:
Property and equipment, net	5,982	36,213		38,102			4,741	28,703	30,929
Intangible assets, net	558	3,377		2,229			187	1,130	1,338
Deposits	981	5,939		5,463			967	5,771	5,295
Deferred initial public offering expenses				1,496					250
Deferred tax assets, non-current	26	157		841			26	157	841
Other non-current assets	452	2,738		1,391			439	2,738
Total non-current assets	7,999	48,424		49,522			6,360	38,499	38,653
TOTAL ASSETS	158,301	958,300		379,343			56,999	345,049	322,940
Current liabilities:
Short-term loans	2,115	12,802					2,115	12,802
Amounts due to intergroup companies							573	3,470	46,322
Accrued payroll and welfare payable	2,149	13,012		10,408			1,377	8,336	7,038
Accrued expenses and other current liabilities	14,578	88,246		66,307			12,036	72,857	59,538
Income tax payable	745	4,507		1,554			308	1,863	1,554
Total current liabilities	19,587	118,567		281,315			16,409	99,328	114,452
Non-current liabilities:
Long-term payables	5,007	30,313		11,852			4,845	29,328	11,852
Total non-current liabilities	5,007	30,313		100,648			4,845	29,328	11,852
TOTAL LIABILITIES	$ 24,594	148,880		381,963			$ 21,254	128,656	126,304